Note 12 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense (Benefit)	$ 0	$ 0
Operating Loss Carryforwards	92,950	77,040
Net Operating Loss Carryforwards, Subject to Expiration	6,130
Net Operating Loss Carryforwards, Not Subject to Expiration	86,820
Unrecognized Tax Benefits	$ 0	$ 0